Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company and its subsidiaries are party to various legal actions arising in the ordinary course of business. In the opinion of management, the outcome of these proceedings will not have a significant effect on the Company’s consolidated financial position or results of operations.
The Company occupies various premises under noncancelable lease agreements expiring through the year 2046. Actual rental expenses may include deferred rents that are recognized as rent expense on a straight line basis. Rent expense under these leases was approximately $1.6 million and $1.4 million for the three months ended March 31, 2019 and 2018, respectively.
Financial instruments whose contract amount represents off-balance sheet credit risk at March 31, 2019 are generally short-term and are as follows:

(in thousands)	Approximate Contract Amount
Commitments to extend credit	$884,142
Credit card facilities	196,901
Standby letters of credit	24,278
Commercial letters of credit	2,589
$1,107,910

Commitments and Contingencies
The Company and its subsidiaries are party to various legal actions arising in the ordinary course of business. In the opinion of management, the outcome of these proceedings will not have a significant effect on the Company’s consolidated financial position or results of operations.
The Company occupies various premises under noncancelable lease agreements expiring through the year 2046. Actual rental expenses may include deferred rents that are recognized as rent expense on a straight line basis. Rent expense under these leases was approximately $6 million for each of the years ended December 31, 2018, 2017 and 2016, respectively.
Future minimum annual lease payments under such leases are as follows:

Years	Approximate Amount
(in thousands)
2019	$6,281
2020	6,223
2021	5,930
2022	5,386
2023	5,069
Thereafter	43,071
$71,960

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, credit card facilities and letters of credit.
The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for loan commitments and letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making loan commitments and letters of credit as it does for on-balance sheet instruments. The Company controls the credit risk of loan commitments and letters of credit through credit approvals, customer limits, and monitoring procedures.
Loan commitments are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Loan commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer’s credit-worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation. Collateral held varies but may include cash, accounts receivable, inventory, property and equipment, real estate in varying stages of development and occupancy, and income-producing commercial properties.
Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support borrowing arrangements. They generally have one year terms and are renewable annually, if agreed. The credit risk involved in issuing standby letters of credit is generally the same as that involved in extending loan facilities to customers. The Company generally holds deposits, investments and real estate as collateral supporting those commitments. The extent of collateral held for those commitments at December 31, 2018 ranges from unsecured commitments to commitments fully collateralized by cash and securities.
Commercial letters of credit are conditional commitments issued by the Company to guarantee payment by a customer to a third party, and are used primarily for importing or exporting goods and are terminated when proper payment is made by the customer.
Credit card facilities represent the unused balance of the customers’ available credit card lines, and correspond to the maximum possible credit risk to the Company should customers draw upon their available credit card lines. We have not experienced and do not anticipate that all of our customers will access their entire available line at any given point in time.
Financial instruments whose contract amount represents off-balance sheet credit risk at December 31, 2018 are generally short-term and are as follows:

(in thousands)	Approximate Contract Amount
Commitments to extend credit	$923,424
Credit card facilities	198,500
Standby letters of credit	19,562
Commercial letters of credit	7,670
$1,149,156